Intangible assets (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Intangible Assets
16B.	Intangible assets consist of the following:

	Software		Patents and technological know how		Customer related		Intellectual property rights and other intangibles		Product development		Indefinite life trademarks and brands		Intangible Assets under development		Total

	(In millions)
Cost as at April 1, 2022	Rs.	96,958.7	Rs.	17,467.3	Rs.	6,538.4	Rs.	9,178.9	Rs.	1,025,002.8	Rs.	55,966.1	Rs.	64,994.4	Rs.	1,276,106.6
Additions		6,676.0		868.9		—		—		64,498.6		—		87,254.4	*	159,297.9
Capitalised product development		—		—		—		—		—		—		(66,872.2)		(66,872.2)
Write down of assets		—		—		—		—		—		—		(1,789.8)		(1,789.8)
Currency translation		2,687.4		(79.4)		129.3		830.8		27,446.0		—		2,241.7		33,255.8
Fully amortized not in use		(277.7)		(2.1)		—		—		(113,797.0)		—		—		(114,076.8)

Cost as at March 31, 2023	Rs.	106,044.4	Rs.	18,254.7	Rs.	6,667.7	Rs.	10,009.7	Rs.	1,003,150.4	Rs.	55,966.1	Rs.	85,828.5	Rs.	1,285,921.5

Accumulated amortization at April 1, 2022		(74,821.8)		(16,316.2)		(4,810.1)		(3,822.3)		(616,214.6)		(13,309.9)		—		(729,294.9)
Amortization for the year		(7,202.4)		(246.2)		(245.3)		(286.7)		(105,993.5)		—		—		(113,974.0)
Currency translation		(2,350.3)		335.0		(111.2)		(705.8)		(22,205.2)		—		—		(25,037.5)
Fully amortized not in use		277.7		2.1		—				113,797.0		—		—		114,076.8

Accumulated amortization at March 31, 2023		(84,096.8)		(16,225.3)		(5,166.6)		(4,814.8)		(630,616.3)		(13,309.9)		—		(754,229.7)

Net carrying amount as at March 31, 2023	Rs.	21,947.6	Rs.	2,029.4	Rs.	1,501.1	Rs.	5,194.9	Rs.	372,534.1	Rs.	42,656.2	Rs.	85,828.5	Rs.	531,691.8

															US$	6,470.6

Cost as at April 1, 2021	Rs.	95,999.6	Rs.	17,321.6	Rs.	6,627.8	Rs.	10,292.9	Rs.	1,011,615.9	Rs.	55,966.1	Rs.	122,684.3	Rs.	1,320,508.2
Additions		2,731.4		351.6		—		26.1		112,493.9		—		57,488.3	*	173,091.3
Capitalised product development		—		—		—		—		—		—		(114,076.0)		(114,076.0)
Write down of assets		—		—		—		—		—		—		(918.1)		(918.1)
Currency translation		(1,241.4)		(205.9)		(89.4)		(912.2)		12,538.3		—		(184.1)		9,905.3
Fully amortized not in use		(530.9)		—		—		(227.9)		(111,645.3)		—		—		(112,404.1)

Cost as at March 31, 2022		96,958.7		17,467.3		6,538.4		9,178.9		1,025,002.8		55,966.1		64,994.4		1,276,106.6

Accumulated amortization at April 1, 2021		(69,031.5)		(16,123.9)		(4,619.7)		(3,962.1)		(598,977.8)		(13,309.9)		—		(706,024.9)
Amortization for the year		(7,307.5)		(393.2)		(258.9)		(315.7)		(111,425.9)		—		—		(119,701.2)
Reversal for impairment loss (refer note 18(c))		(0.2)		—		—		—		—		—		—		(0.2)
Currency translation		986.5		200.9		68.5		227.6		(17,456.2)		—		—		(15,972.7)
Fully amortized not in use		530.9		—		—		227.9		111,645.3		—		—		112,404.1

Accumulated amortization at March 31, 2022		(74,821.8)		(16,316.2)		(4,810.1)		(3,822.3)		(616,214.6)		(13,309.9)		—		(729,294.9)

Net carrying amount as at March 31, 2022	Rs.	22,136.9	Rs.	1,151.1	Rs.	1,728.3	Rs.	5,356.6	Rs.	408,788.2	Rs.	42,656.2	Rs.	64,994.4	Rs.	546,811.7

*	Additions include allocation of central overheads amounting to Rs.7,826.6 million and Rs . 5,294.1 million for the year ended March 31, 2023 and 2022, respectively.

1.
The useful life of trademarks and brands in respect of the acquired Jaguar Land Rover businesses have been determined to be indefinite as the Company expects to generate future economic benefits indefinitely from these assets.

2.
During the year ended March 31, 2014, legislation was enacted that allows United Kingdom (UK) companies to elect for the Research and Development Expenditure Credit (RDEC) on qualifying expenditures incurred since April 1, 2013, instead of the existing super-deduction rules. As a result of this election by the Company’s subsidiary in the UK, Rs.7,360.5 million, Rs.3,970.6 million and Rs.4,463.9 million of the RDEC, for the years ended March 31, 2023, 2022 and 2021 respectively, the proportion relating to capitalized product development expenditure, have been off set against these assets. The remaining Rs.9,588.0 million, Rs.3,461.5 million and Rs.3,978.7 million for the years ended March 31, 2023, 2022 and 2021 respectively, have been recognized as miscellaneous income, a component of other income/(loss) (net).

Summary of Estimated Useful Lives of Intangible Assets
For intangible assets with finite lives, amortization is provided on a straight-line basis over the estimated useful lives of the acquired intangible assets as per the estimated amortization period below

Type of Asset	Estimated amortization period
Patents and technological know-how	2 to 12 years
Customer related intangibles - Dealer network	20 years
Intellectual property rights	3 to 10 years
Computer Software	1 to 8 years
Product development costs	2 to 10 years